INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	(21.00%)	(21.00%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.80%)	(7.10%)
Change in valuation allowance	(23.30%)	22.60%
Stock based compensation	176.00%	26.90%
Net Operating Loss Utilization	5.00%
Revaluation of contingent earn out liability	(135.20%)	(21.80%)
Nondeductible items	5.60%	0.30%
Effective tax rate	1.30%	(0.10%)